BASIS OF PREPARATION AND PRESENTATION OF THE FINANCIAL STATEMENTS (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Canadian Dollars Spent In Canada And Cuba [Member]
IfrsStatementLineItems [Line Items]
Closing rate	3.6536	3.8540	4.3914
Average rate	3.7048	3.9807	4.2960
Dominican Pesos Spent In The Dominican Republic [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.0831	0.0925	0.0970
Average rate	0.0892	0.0937	0.0938
U S Dollars Spent In Panama And Cuba [Member]
IfrsStatementLineItems [Line Items]
Closing rate	4.8413	5.2177	5.5805
Average rate	5.0085	5.1644	5.3687
Quetzal Spent In Guatemala [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.6189	0.6623	0.7201
Average rate	0.6398	0.6649	0.6954
Argentinean Peso Spent In Argentina [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.0060	0.0295	0.0543
Average rate	0.0170	0.0403	0.0568
Bolivian Peso Spent In Bolivia [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.6956	0.7497	0.8018
Average rate	0.7196	0.7420	0.7714
Guarani Spent In Paraguai [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.0007	0.0007	0.0008
Average rate	0.0007	0.0007	0.0008
Uruguayan Peso Spent In Uruguay [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.1241	0.1302	0.1249
Average rate	0.1291	0.1253	0.1236
Chilean Peso Spent In Chile [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.0055	0.0061	0.0066
Average rate	0.0059	0.0059	0.0071
Barbadian Dollar Spent In Barbados [Member]
IfrsStatementLineItems [Line Items]
Closing rate	2.3866	2.5721	2.7510
Average rate	2.4690	2.5458	2.6465